S-K 1603(a)(7) Sponsor Controlling Persons	Jun. 04, 2026
Ya II Pn Ltd [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	YA II PN, Ltd.